Cover	Feb. 07, 2024
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 07, 2024
Entity Registrant Name	Carlyle Group Inc.
Entity Central Index Key	0001527166
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35538
Entity Tax Identification Number	45-2832612
Entity Address, Address Line One	1001 Pennsylvania Avenue, NW
Entity Address, City or Town	Washington,
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20004-2505
City Area Code	202
Local Phone Number	729-5626
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	CG
Security Exchange Name	NASDAQ
Subordinated Debt
Entity Information [Line Items]
Title of 12(b) Security	4.625% Subordinated Notes due 2061 of Carlyle Finance L.L.C.
Trading Symbol	CGABL
Security Exchange Name	NASDAQ